Principal Funds, Inc.
Supplement dated February 17, 2026
to the Prospectus and Statement of Additional Information
dated March 1, 2025 (both as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances. See the section titled Purchase of Fund Shares in the Fund’s Prospectus for additional information.

PURCHASE OF FUND SHARES
Under Eligible Purchasers, add the following before the MidCap Fund section:
Finisterre Emerging Markets Total Return Bond Fund
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances.
•Shareholders, including those in omnibus accounts, who own shares of the Finisterre Emerging Markets Total Return Bond Fund as of April 13, 2026 (for retail investors, i.e., non-employer sponsored retirement plan investors) or June 12, 2026 (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (“RIA”) and bank trust firms that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap, or advisory account, may add new clients, or purchase shares in the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Private banks that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may add new clients to the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to private bank or private bank platforms not already investing in the Emerging Market Debt Total Return Strategy.

•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Finisterre Emerging Markets Total Return Bond Fund may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. New participants in these plans may elect to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund.
•Retirement plans that, as of April 13, 2026, have the Finisterre Emerging Markets Total Return Bond Fund in their plan lineup may continue to offer the Finisterre Emerging Markets Total Return Bond Fund. Retirement plans in transition as of April 13, 2026 will have until June 12, 2026 to fund any new accounts in the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who open a new IRA transfer or rollover account by the close of business on April 13, 2026 will have until June 12, 2026 to fund these accounts.
•Shareholders within brokerage accounts may continue to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund; however, new brokerage accounts will not be permitted to begin investing in the Finisterre Emerging Markets Total Return Bond Fund after April 13, 2026.
•529 plans that include the Finisterre Emerging Markets Total Return Bond Fund within their investment options may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who have a direct investment in an Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may, subject to the approval of the Distributor, purchase shares in the Finisterre Emerging Markets Total Return Bond Fund.
At the sole discretion of the Distributor, the Finisterre Emerging Markets Total Return Bond Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
The changes described below are being made to the Statement of Additional Information.

PURCHASE AND REDEMPTION OF SHARES
Under Purchase of Shares, add the following before the MidCap Fund section:
Finisterre Emerging Markets Total Return Bond Fund
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances.
•Shareholders, including those in omnibus accounts, who own shares of the Finisterre Emerging Markets Total Return Bond Fund as of April 13, 2026 (for retail investors, i.e., non-employer sponsored retirement plan investors) or June 12, 2026 (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.

•Registered Investment Advisor (“RIA”) and bank trust firms that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap, or advisory account, may add new clients, or purchase shares in the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Private banks that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may add new clients to the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to private bank or private bank platforms not already investing in the Emerging Market Debt Total Return Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Finisterre Emerging Markets Total Return Bond Fund may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. New participants in these plans may elect to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund.
•Retirement plans that, as of April 13, 2026, have the Finisterre Emerging Markets Total Return Bond Fund in their plan lineup may continue to offer the Finisterre Emerging Markets Total Return Bond Fund. Retirement plans in transition as of April 13, 2026 will have until June 12, 2026 to fund any new accounts in the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who open a new IRA transfer or rollover account by the close of business on April 13, 2026 will have until June 12, 2026 to fund these accounts.
•Shareholders within brokerage accounts may continue to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund; however, new brokerage accounts will not be permitted to begin investing in the Finisterre Emerging Markets Total Return Bond Fund after April 13, 2026.
•529 plans that include the Finisterre Emerging Markets Total Return Bond Fund within their investment options may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who have a direct investment in an Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may, subject to the approval of the Distributor, purchase shares in the Finisterre Emerging Markets Total Return Bond Fund.
At the sole discretion of the Distributor, the Finisterre Emerging Markets Total Return Bond Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
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